INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property
Operating investment properties at fair value	$ 12,900	$ 13,600
Investment property pledged as security	53,300	59,000
Commercial developments
Disclosure of detailed information about investment property
Construction in progress	410	1,302
Construction and other related costs capitalised	385	1,261
Borrowing costs capitalised	$ 25	$ 41
Capitalisation rate of borrowing costs eligible for capitalisation (percent)	7.50%	7.50%